Significant Event During the Reporting Period (Details) - shares	Jun. 30, 2024	May 31, 2024	Feb. 05, 2024	May 26, 2023	Dec. 31, 2021	Oct. 12, 2021	Jul. 12, 2021
Significant Event During the Reporting Period (Details) [Line Items]
Percentage of equity	28.38%	49.00%		10.00%	1.00%	10.00%	49.00%
ARB Berhad [Member]
Significant Event During the Reporting Period (Details) [Line Items]
Capital shares	7,503,858
Subsequent [Member]
Significant Event During the Reporting Period (Details) [Line Items]
Distributable shares			14
Subsequent [Member] | ARB Berhad [Member]
Significant Event During the Reporting Period (Details) [Line Items]
Capital shares			17,496,142
Percentage of equity			66.18%
Distributable Shares [Member] | Subsequent [Member] | ARB Berhad [Member]
Significant Event During the Reporting Period (Details) [Line Items]
Capital shares			1,000